Guarantees and Contingent Liabilities - Future Minimum Payments Under Capital Leases and Noncancelable Operating Leases (Detail) $ in Millions	Dec. 31, 2016 USD ($)
Capital Leases
Capital Leases, 2017	$ 17
Capital Leases, 2018	16
Capital Leases, 2019	14
Capital Leases, 2020	13
Capital Leases, 2021	10
Capital Leases, Thereafter	41
Total minimum capital lease payments	111
Less amount representing interest	39
Present value of net minimum capital lease payments	72
Operating Leases
Operating Leases, 2017	270
Operating Leases, 2018	243
Operating Leases, 2019	207
Operating Leases, 2020	166
Operating Leases, 2021	140
Operating Leases, Thereafter	490
Total minimum operating lease payments	$ 1,516